Accounts payable and accrued liabilities - Additional Information (Detail) - USD ($)	Mar. 31, 2020	Mar. 09, 2020	Dec. 31, 2019	Oct. 24, 2019	Dec. 31, 2018
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 10,184,977		$ 11,412,896		$ 6,447,888
Loss contingency claim value		$ 4,000,000		$ 5,000,000
Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	2,889,626		2,889,626
Research And Development Suppliers [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	9,144,666		10,049,622
Legal And Insurance Service Provider [Member]
Accrued Expenses And Other Liabilities [Line Items]
Accounts payable and accrued liabilities	$ 537,535		$ 560,904